Income Taxes (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Inventory	$ 5,538	$ 4,219
Allowance for doubtful accounts	2,270	2,303
Unused investment tax credits	22,835	39,393
Unused loss carry-forward	26,388	20,919
Other	1,992	987
Total gross deferred tax assets	59,023	67,821
Less: valuation allowance	(36,341)	(35,241)	(42,906)	(28,428)
Net deferred tax assets	22,682	32,580
Deferred tax liabilities:
Unrealized foreign exchange gain	0	(2,112)
Prepaid pension cost	(401)	(361)
Acquired intangible assets	(3,015)	(1,041)
Other	(78)	(36)
Total gross deferred tax liabilities	(3,494)	(3,550)
Net deferred tax assets	$ 19,188	$ 29,030